SUPPLEMENT DATED APRIL 30, 2021 TO THE

Prospectuses dated May 1, 2019, as amended, for

NYLIAC Corporate Executive Accumulator Variable Universal Life (“CEAVUL”)

and

Prospectuses dated May 1, 2015, as amended, for

NYLIAC Corporate Sponsored Variable Universal Life (“CSVUL”)

INVESTING IN

NYLIAC Corporate Sponsored Variable Universal Life Separate Account – I

This supplement amends the prospectuses you received, as amended, (each a “Prospectus,” and together, the “Prospectuses”) for the variable universal life policies offered through the separate account referenced above. You should read this information carefully and retain this supplement for future reference, together with the Prospectus for your policy. This supplement is not valid unless it is read in conjunction with the Prospectus for your policy. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectuses.

The purpose of this supplement is to note changes to certain Eligible Portfolios listed in the Prospectuses. Keeping this purpose in mind, please note the following changes:

I:	New Eligible Portfolio

The following Portfolio will be available as an Investment Divisions under the policies as of May 1, 2021: LVIP Delaware Limited-Term Diversified Income Fund—Standard Class.

II:	Name Changes to Eligible Portfolios

All references in the CEAUL Prospectus to:

●	MainStay VP Emerging Markets Equity – Initial Class will be deleted and replaced with MainStay VP Candriam Emerging Markets Equity – Initial Class;

●	MainStay VP MacKay Common Stock—Initial Class will be deleted and replaced with MainStay VP Wellington U.S. Equity—Initial Class;

●	MainStay VP MacKay Growth – Initial Class will be deleted and replaced with MainStay VP Wellington Growth – Initial Class;

●	MainStay VP MacKay Mid Cap Core—Initial Class will be deleted and replaced with MainStay VP Wellington Mid Cap—Initial Class;

●	MainStay VP MacKay Small Cap Core—Initial Class will be deleted and replaced with MainStay VP Wellington Small Cap—Initial Class;

●	MainStay VP Mellon Natural Resources—Initial Class will be deleted and replaced with MainStay VP Natural Resources—Initial Class; and

●	American Funds IS Blue Chip Income and Growth Fund—Class 1 will be deleted and replaced with American Funds IS Washington Mutual Investors Fund—Class 1.

●	Delaware VIP® Value Series – Standard Class will be deleted and replaced with LVIP Delaware Value Fund – Standard Class;

●	Invesco Oppenheimer V.I. Capital Appreciation Fund – Series 1 Shares will be deleted and replaced with Invesco V.I. Capital Appreciation Fund – Series 1 Shares;

●	Invesco Oppenheimer V.I. Mid Cap Core Equity Fund® – Series 1 Shares will be deleted and replaced with Invesco V.I. Main Street Mid Cap Fund® – Series 1 Shares; and

●	T. Rowe Price New America Growth Portfolio will be deleted and replaced with T. Rowe Price All-Cap Opportunities Portfolio

All references in the CSVUL Prospectus to:

●	MainStay VP Emerging Markets Equity – Initial Class will be deleted and replaced with MainStay VP Candriam Emerging Markets Equity – Initial Class;

●	MainStay VP MacKay Common Stock—Initial Class will be deleted and replaced with MainStay VP Wellington U.S. Equity—Initial Class;

●	MainStay VP MacKay Growth – Initial Class will be deleted and replaced with MainStay VP Wellington Growth – Initial Class; and

●	American Funds IS Blue Chip Income and Growth Fund—Class 1 will be deleted and replaced with American Funds IS Washington Mutual Investors Fund—Class 1.

III:	Advisor and Subadviser Changes to Eligible Portfolios

Subadviser Change:

All references in the Prospectuses to MacKay Shields LLC as subadviser will be deleted and replaced with:

(a)	Wellington Management Company LLP for the following Eligible Portfolios:

●	MainStay VP Wellington U.S. Equity Portfolio—Initial Class (formerly MainStay VP MacKay Common Stock);

●	MainStay VP Wellington Growth Portfolio—Initial Class (formerly MainStay VP MacKay Growth),

●	MainStay VP Wellington Mid Cap Portfolio - Initial Class (formerly MainStay VP MacKay Mid Cap Core), and

●	MainStay VP Wellington Small Cap Portfolio - Initial Class (formerly MainStay VP MacKay Small Cap Core).

(b)	Candriam Belgium* for the following Eligible Portfolio:

●	MainStay VP Candriam Emerging Markets Equity – Initial Class (formerly MainStay VP Emerging Markets Equity).

Advisor Change and Addition of Subadviser:

All references in the CEAVUL Prospectus to Delaware Management Company as the Advisor of the following Eligible Portfolio will be deleted and replaced with Lincoln Investment Advisors Corporation:

●	LVIP Delaware Value Fund – Standard Class (formerly Delaware VIP® Value Series).

The subadviser for the Eligible Portfolio listed above will be Delaware Investments Fund Advisers.

IV:	Changes to Investment Objective

The Investment Objective for the American Funds IS Washington Mutual Investors Fund – Class 1 (formerly American Funds IS Blue Chip Income and Growth Fund – Class 1) in the Prospectuses will be deleted and replaced with the following: The Fund, formerly known as the American Funds IS Blue Chip Income and Growth Fund, seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.

V:	CEAVUL Fund Reopening and Closure

Commencing May 1, 2021, premiums and transfers will be accepted into the following Investment Division which had previously been closed to such allocations and transfers:

●	American Funds IS Capital World Bond Fund—Class 1.

Commencing May 1, 2021, no premiums or transfers will be accepted into the following Investment Division. Policyowners who remove any Cash Value allocations from this Investment Division will not be permitted to reinvest in this Investment Division.

●	MainStay VP MacKay S&P 500 Index—Initial Class.

New York Life Insurance and Annuity Corporation

(A Delaware Corporation)

51 Madison Avenue

New York, New York 10010